Europa Trade Agency Ltd.                                     tel +1-604-801-6110
3715 West 14th Avenue                                        fax +1-604-801-6455
Vancouver, BC, Canada                                  www.europatradeagents.com
V6R 2W8

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November 16, 2004


United States Securities and Exchange Commission
Office of Small Business Operations
Division of Corporate Finance
Mail Stop 0308
450 5th Street N.W.
Washington, D.C. 20549

Attention:   H. Christopher Owings, Assistant Director

     Re:  Europa Trade Agency Ltd.
          ------------------------
          Registration Statement on Form SB-2/A
          -------------------------------------
          Commission File No. 333-118808
          ------------------------------
          Filed on October 28, 2004
          -------------------------

Dear Mr. Owings:

We have received and read your letter dated November 12, 2004 regarding our Registration Statement on Form SB-2/A filed on October 28, 2004. The purpose of this letter is to respond, in writing, to the comments specified in that letter. Our responses are numbered to correspond to the comments in that letter. Accordingly, please be informed as follows.

     1. Please note, we have checked the box on the facing page indicating that the securities are being offered on a delayed or continuous basis pursuant to Rule 415.

     2. Please note, the shareholders whose shares are to be registered for sale or other disposition, pursuant to the registration statement, acquired their shares of our common stock in Regulation S transactions. Accordingly, there is a one year distribution compliance period for which those shareholders must hold those shares until those shares may be transferred into the United States, unless an appropriate registration statement is filed regarding any such sale or disposition transaction. As some of those shareholders now desire to sell or otherwise dispose of their shares in various jurisdictions, including the United States, prior to the expiration of the one year distribution compliance period, we have determined that it is in the best interests of those shareholders that we cause their shares to be registered for such sales or transfers.

     3.   Please note, we have revised to eliminate defined terms.

United States Securities and Exchange Commission
H. Christopher Owings
November 16, 2004
Page 2



     4. Please note, we have updated paragraph number three to indicate that while we have an agreement to market ScentMaster to Wal-Mart Canada and Wal-Mart USA, we have not received any orders to date for these products.

     5. Please note, we have revised our disclosures to include the $15,000 estimated fair value of the services contributed by our officers for the period February 1, 2004 through July 31, 2004.

     6. Please note, we have revised our disclosures to state that The Kalamazoo Grill Company is the exclusive designer and builder of the Harley-Davidson Barbecue. We have removed reference to a "selection" of Kalamazoo by Harley-Davidson. Originally, we had used information from www.kalamazoogrill.com/news/news01.jsp, but have since determined that our adjusted disclosure is more accurate.

     7. Please note, we have revised our disclosure to indicate that management services expense is the largest expense category.

     8. Please note, we have revised our disclosure to discuss the rent expense of $3,000 disclosed in our statement of operations and Note 5.

     9. Please note, our independent accountant has revised the amount of the net loss since inception disclosed in the fourth paragraph to agree with the amount presented on our statement of operations on page F-3.

     10. Please note, we wish to clarify that as of July 31, 2004 an amount of $442 has been drawn down from the operating line of credit and because it was immaterial it was netted against cash.

Hopefully, the information specified in this letter is completely responsive to the comments specified in your letter dated November 12, 2004. Of course, in the event you have additional questions or comments regarding this matter, please do not hesitate to contact the undersigned. Thank you.

Sincerely,

EUROPA TRADE AGENCY LTD.
------------------------

/s/ Thomas Lamb

Thomas Lamb, President